VALUE ADDED TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2024
VALUE ADDED TAXES RECOVERABLE
VALUE ADDED TAXES RECOVERABLE

9.VALUE ADDED TAXES RECOVERABLE

	December 31,	December 31,
	2024	2023
Current portion	$8,482	$15,571
Long term portion	—	826
	$8,482	$16,397

Value added taxes (“VAT”) paid in Mexico are fully recoverable. However, VAT recovery returns in Mexico are subject to complex filing requirements and detailed audit or review by the fiscal authorities. Consequently, the timing of receipt of refunds is uncertain. We have used judgement in classifying the current and non-current portions of our Mexican VAT receivables. Factors that we considered include (i) the regularity of payments received, (ii) discussions with and communications from the Mexican tax authorities with respect to specific claims, and (iii) the expected length of time for refunds in accordance with Mexican regulations.

During 2024, we received $8.4 million in respect of a favourable resolution of an outstanding dispute with the Mexican tax authorities. This amount included $4.1 million of interest. Because this refund relates to periods during which the Camino Rojo mine was under construction, we have presented these amounts as investing activities on our statement of cash flows.

During 2024, we wrote off $0.8 million (2023 – nil) of VAT following an unfavorable resolution of an outstanding dispute with the Mexican tax authorities.

At December 31, 2024, there were no material VAT amounts (December 31, 2023 — $0.8 million) under dispute with the taxation authorities.